Revenue and entity-wide disclosures - Disclosure of Revenue by Major Alliance Partner (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	SFr 0	SFr 4,970	SFr 7,038
Novartis AG, Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	SFr 0	SFr 4,970	SFr 7,038